Other Income - Schedule of Other Income (Details)	12 Months Ended
	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Schedule of Other Income [Abstract]
Interest income	$ 28,494	$ 20,856	$ 4
Government grants	7,133	5,222	4,296	16,188
Other miscellaneous income	159	116	20,534	34,290
Total other income	$ 35,786	$ 26,194	$ 24,834	$ 50,478